Expense Example - FidelityEnhancedIndexETFsCombo-PRO - FidelityEnhancedIndexETFsCombo-PRO - Fidelity Enhanced Large Cap Growth ETF - Fidelity Enhanced Large Cap Growth ETF	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 18
3 years	58
5 years	101
10 years	$ 230